Income Taxes (Details) - Schedule of Deferred Tax Assets (Liability) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets Liability [Abstract]
Net operating loss carryforward		$ 896,030	$ 369,323
Startup Costs
Total deferred tax assets		896,030	369,323
Valuation allowance		(896,030)	(369,323)
Deferred tax assets, net of allowance
Deferred tax liabilities	$ 10,357	9,935	156,593
Unrealized interest on U.S. Treasuries		$ (9,935)	$ (156,593)